Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Small Cap Core Equity ETF
(the “Fund”)
Supplement dated February 21, 2025, to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs ETF Trust recently approved changes to the Fund’s name and non‑fundamental policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in small‑cap issuers (“80% Policy”). The Fund’s name will change to the “Goldman Sachs Small Cap Equity ETF.” The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its Net Assets in investments reflective of the Fund’s new name. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund, or (iii) the Fund’s investment objective to seek long-term growth of capital.
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Small Cap Core Equity ETF” are replaced with “Goldman Sachs Small Cap Equity ETF.”
The following replaces in its entirety the first paragraph of “Goldman Sachs Small Cap Equity ETF—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small‑cap companies. Small‑cap companies are companies with relatively small market capitalizations. As of December 1, 2024, small‑cap companies generally have public stock market capitalizations between $10 million and $17 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small‑cap company capitalization range at the time of investment.

Goldman Sachs Small Cap Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS ETF TRUST
Goldman Sachs Small Cap Core Equity ETF
(the “Fund”)
Supplement dated February 21, 2025, to the
Prospectus, Summary Prospectus and Statement of Additional Information (the “SAI”),
each dated December 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs ETF Trust recently approved changes to the Fund’s name and non‑fundamental policy to invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in small‑cap issuers (“80% Policy”). The Fund’s name will change to the “Goldman Sachs Small Cap Equity ETF.” The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its Net Assets in investments reflective of the Fund’s new name. These changes will be effective on April 30, 2025 (the “Effective Date”). These changes will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund, or (iii) the Fund’s investment objective to seek long-term growth of capital.
Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:
All references in the Prospectus, Summary Prospectus and SAI to the “Goldman Sachs Small Cap Core Equity ETF” are replaced with “Goldman Sachs Small Cap Equity ETF.”
The following replaces in its entirety the first paragraph of “Goldman Sachs Small Cap Equity ETF—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity securities issued by small‑cap companies. Small‑cap companies are companies with relatively small market capitalizations. As of December 1, 2024, small‑cap companies generally have public stock market capitalizations between $10 million and $17 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small‑cap company capitalization range at the time of investment.